Lease (Schedule of Future Rental Income) (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Future minimum rental income
Year ending March 31, 2021	$ 420
Year ending March 31, 2022	6
Total minimum future rental income	$ 426